Related Party Transactions (Details - Interest-Charge Domestic International Sales Corporation) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions
Commissions expense		$ 1,751	$ 2,833	$ 8,014	$ 9,907	$ 5,394	$ 8,182
Sales to a related party company	$ 1,200	2,100	3,500	6,900	7,100	4,800	$ 2,500
Costs incurred with related party company	$ 1,400	$ 2,600	$ 6,800	$ 10,300	$ 13,000	$ 7,800